Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Real estate assets and lease intangibles:
Land	$ 27,242,954	$ 27,024,601	$ 26,816,105
Buildings and improvements	140,172,074	139,267,377	141,809,172
Tenant improvements	14,968,991	14,282,502	12,736,649
Lease intangibles	5,321,296	5,321,296	6,552,142
Real estate assets and lease intangibles held for investment, cost	187,705,315	185,895,776	187,914,068
Real estate assets and lease intangibles held for investment, cost	187,705,315	185,895,776	187,914,068
Accumulated depreciation and amortization	(30,603,911)	(29,316,098)	(26,310,016)
Real estate assets and lease intangibles held for investment, net	157,101,404	156,579,678	161,604,052
Real estate assets held for sale, net	22,090,530	43,626,942	49,504,013
Real estate assets, net	179,191,934	200,206,620	211,108,065
Cash, cash equivalents and restricted cash	8,982,679	10,391,275	9,776,215
Deferred leasing costs, net	1,745,325	2,053,927	2,096,553
Goodwill	2,423,000	2,423,000	2,423,000
Other assets, net	3,999,350	5,709,586	7,646,207
TOTAL ASSETS	196,342,288	220,784,408	233,050,040
Liabilities:
Mortgage notes payable related to real estate assets held for investment, net		115,540,245	116,478,878
Mortgage notes payable, net	114,700,145	114,090,245
Mortgage notes payable related to properties held for sale, net	12,423,400	28,302,747	33,235,298
Mortgage notes payable, total net	127,123,545	142,392,992	149,714,176
Note payable, net	7,632,556	12,238,692
Accounts payable and accrued liabilities	4,034,753	5,673,815	5,751,245
Accrued real estate taxes	1,751,297	2,987,601	3,094,380
Dividends payable			1,075,371
Lease liability, net	121,203	560,188
Below-market leases, net	267,337	309,932	495,927
Total liabilities	140,930,691	164,163,220	176,908,997
Commitments and contingencies
Equity:
Additional paid-in capital	152,129,120	152,129,120	151,670,625
Dividends and accumulated losses	(114,144,274)	(113,037,144)	(111,343,840)
Total stockholders' equity before noncontrolling interest	38,073,664	39,180,794	40,415,393
Noncontrolling interest	17,337,933	17,440,394	15,725,650
Total equity	55,411,597	56,621,188	56,141,043
TOTAL LIABILITIES AND EQUITY	196,342,288	220,784,408	233,050,040
Previously Reported
Real estate assets and lease intangibles:
Land		27,407,677
Buildings and improvements		141,652,284
Tenant improvements		14,739,858
Lease intangibles		5,321,296
Real estate assets and lease intangibles held for investment, cost		189,121,115
Real estate assets and lease intangibles held for investment, cost		189,121,115
Accumulated depreciation and amortization		(30,204,185)
Real estate assets and lease intangibles held for investment, net		158,916,930
Real estate assets held for sale, net		41,289,690
Liabilities:
Mortgage notes payable related to properties held for sale, net		26,852,747
Redeemable Convertible Preferred Stock Series B
Liabilities:
Mandatorily redeemable Series B Preferred Stock, net			16,777,898
Common Class A
Equity:
Series A Common Stock	$ 88,818	$ 88,818	$ 88,608